Note 12 - Derivative Contracts, at Fair Value (Details) - Derivative Activities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Long [Member] | Commodity Option [Member]
Commodity price
Notional Amounts	$ 354	[1]	$ 354	[2]
Number of Contracts	1	[3]	1	[3]
Long [Member]
Commodity price
Notional Amounts	354	[1]	354	[2]
Number of Contracts	1	[3]	1	[3]
Short [Member] | Swap [Member]
Commodity price
Notional Amounts	3,111	[1]	2,751	[2]
Number of Contracts	4	[3]	2	[3]
Short [Member] | Commodity Option [Member]
Commodity price
Notional Amounts	266	[1]	266	[2]
Number of Contracts	1	[3]	1	[3]
Short [Member]
Commodity price
Notional Amounts	$ 3,377	[1]	$ 3,017	[2]
Number of Contracts	5	[3]	3	[3]

[1]	Notional amounts presented for contracts are based on the fair value of the underlying commodity as if the contracts were exercised at December 31, 2013.
[2]	Notional amounts presented for contracts are based on the fair value of the underlying commodity as if the contracts were exercised at December 31, 2012.
[3]	Number of contracts is presented in whole numbers.